Audited Consolidated Balance Sheet as of December 31, 2016 and Unaudited Interim Consolidated Balance Sheet as of September 30, 2017 - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Current assets:
Cash	$ 37,718	$ 11,687
Short term investments	3,006
Advances to suppliers	2,015	799
Deferred IPO costs		1,861
Prepaid expenses	236	176
Other current assets	195	184
Total current assets	43,170	14,707
Noncurrent assets:
Property and equipment, net	126	80
Other noncurrent assets	276	121
Total noncurrent assets	402	201
Total assets	43,572	14,908
Current liabilities:
Accounts payable	1,025	444
Due to related parties	2	210
Government grants	300	288
Accrued expenses	1,322	1,432
Other current liabilities	432	235
Total current liabilities	3,081	2,609
Total liabilities	3,081	2,609
Commitments and contingencies
Equity:
Ordinary shares ($0.0001 par value; 500,000,000 shares authorized; 16,879,628 shares and 22,844,962 shares issued and outstanding as of December 31, 2016 and September 30, 2017, respectively)	2	2
Additional paid-in capital	147,695	44,369
Accumulated deficit	(108,399)	(32,128)
Accumulated other comprehensive loss	(163)	(91)
Total BeyondSpring Inc.’s equity	39,135	12,152
Noncontrolling interests	1,356	147
Total equity	40,491	12,299
Total liabilities and equity	$ 43,572	$ 14,908